Taxes on Income (Details) - Schedule of total unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of total unrecognized tax benefits [Abstract]
Beginning Balance	$ 8,357	$ 6,601	$ 4,024
Decrease related to prior years' tax positions	(1,733)	(243)	(198)
Acquisition of subsidiaries	1,057
Increase related to current year tax positions	1,410	1,999	2,775
Ending Balance	$ 9,091	$ 8,357	$ 6,601